Segment Information (Details)	6 Months Ended
Jun. 30, 2026 Segment
Segment Information (Details) [Line Items]
Segment description	Segment was identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”, the Chief Executive Officer of the Company) assesses the performance of the business. The CODM reviews the results of operations and net income when making decisions about allocating resources and assessing the performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Single Reportable Segment [Member]
Segment Information (Details) [Line Items]
Reportable segment	1